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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2005
                                               -------------------

Check here if Amendment [   ]; Amendment Number:
 This Amendment (Check only one):   [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GME Capital LLC
         ---------------
Address: 17 Heights Road
         ---------------
         Plandome, NY 11030
         ------------------


Form 13F File Number:      28-
                              -----------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Edward M. Giles
         ---------------
Title:   Managing Member
         ---------------
Phone:   212-752-5255
         ------------
Signature, Place, and Date of Signing:

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
        /s/             Edward M. Giles                              New York, NY                            5/3/05
               -------------------------------------      -----------------------------------         ----------------
                         [Signature]                                 [City, State]                           [Date]
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Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and portions are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                             1
                                    ----------------------------

Form 13F Information Table Entry Total:                             45
                                            --------------------------

Form 13F Information Table Value Total:             182,570
                                            ---------------------
                                                  (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                           NONE

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
                                     TITLE OF              VALUE     SHARES/  SH/   PUT/   INVSTMT                 ING AUTHORITY
NAME OF ISSUER                        CLASS      CUSIP    (x$1000)   PRN AMT  PRN   CALL   DSCRETN   MANAGERS   SOLE   SHARED  NONE
------------------------------      ---------  ---------  --------   -------- ---   ----   -------   --------   ----   ------  ----
3D SYSTEMS CORP                     COM        88554D205    5888     312044    SH          DEFINED   1,2,3      312044
ACCELR8 TECHNOLOGY CORP             COM        004304200     319     118000    SH          DEFINED   1,2,3      118000
AMERICAN VANGUARD CORP              COM        030371108    7220     160920    SH          DEFINED   1,2,3      160920
ANALOG DEVICES INC.                 COM        032654105    3245      89788    SH          DEFINED   1,2,3       89788
BJ SERVICES CO                      COM        055482103    1816      35000    SH          DEFINED   1,2,3       35000
CELGENE CORPORATION                 COM        151020104   29413     863806    SH          DEFINED   1,2,3      863806
CORRPRO CO.                         COM        220317101      76      98850    SH          DEFINED   1,2,3       98850
COUNTRYWIDE FINANCIAL CORP          COM        222372104    5550     170978    SH          DEFINED   1,2,3      170978
D.R. HORTON INC                     COM        23331A109    4159     142233    SH          DEFINED   1,2,3      142233
HUDSON CITY BANCORP, INC.           COM        443683107    4521     123700    SH          DEFINED   1,2,3      123700
KERR-MCGEE CORP                     COM        492386107    6183      78931    SH          DEFINED   1,2,3       78931
KOPIN CORP.                         COM        500600101     905     294660    SH          DEFINED   1,2,3      294660
KYPHON INC                          COM        501577100    2290      91000    SH          DEFINED   1,2,3       91000
LEXICON GENETICS INC.               COM        528872104     286      56000    SH          DEFINED   1,2,3       56000
LIFECORE BIOMEDICAL INC.            COM        532187101    4948     277800    SH          DEFINED   1,2,3      277800
MASSEY ENERGY CO                    COM        576206106    6340     158350    SH          DEFINED   1,2,3      158350
MERCURY COMPUTER SYSTEMS            COM        589378108    4071     147600    SH          DEFINED   1,2,3      147600
MRV COMMUNICATIONS INC.             COM        553477100    2000     619200    SH          DEFINED   1,2,3      619200
MURPHY OIL CORP.                    COM        626717102    8817      89300    SH          DEFINED   1,2,3       89300
NABORS INDUSTRIES LTD               COM        G6359F103    3548      60000    SH          DEFINED   1,2,3       60000
NEWFIELD EXPLORATION CO             COM        651290108    4188      56400    SH          DEFINED   1,2,3       56400
NEWMONT MINING CORPORATION          COM        651639106    3251      76950    SH          DEFINED   1,2,3       76950
NOBLE DRILLING CORP.                COM        G65422100    1799      32000    SH          DEFINED   1,2,3       32000
PALL CORP.                          COM        696429307    3279     120900    SH          DEFINED   1,2,3      120900
PLACER DOME INC                     COM        725906101    2720     167700    SH          DEFINED   1,2,3      167700
PRESSTEK INC.                       COM        741113104    3835     496820    SH          DEFINED   1,2,3      496820
QUEST DIAGNOSTICS, INC.             COM        74834L100    3517      33450    SH          DEFINED   1,2,3       33450
QUESTAR CORP                        COM        748356102    4734      79900    SH          DEFINED   1,2,3       79900
RAYONIER INC                        COM        754907103    5085     102666    SH          DEFINED   1,2,3      102666
SCOTTS MIRACLE-GRO CO               COM        810186106    2261      32200    SH          DEFINED   1,2,3       32200
SHIRE PHARMACEUTICALS GROUP PL      COM        82481R106    3726     108700    SH          DEFINED   1,2,3      108700
SOUTHWESTERN ENERGY CO.             COM        845467109    8020     141300    SH          DEFINED   1,2,3      141300
STERICYCLE, INC.                    COM        858912108    1863      42150    SH          DEFINED   1,2,3       42150
STREETTRACKS GOLD TRUST             COM        863307104     642      15000    SH          DEFINED   1,2,3       15000
SYNTHETECH                          COM        87162e100     131     201000    SH          DEFINED   1,2,3      201000
THORATEC CORPORATION                COM        885175307     122      10000    SH          DEFINED   1,2,3       10000
THORNBURG MORTGAGE INC              COM        885218107    6359     226800    SH          DEFINED   1,2,3      226800
TIERONE CORP                        COM        88650R108    3335     141900    SH          DEFINED   1,2,3      141900
TRANSTECHNOLOGY CORP                COM        893889105     406      50700    SH          DEFINED   1,2,3       50700
UNIVERSAL HEALTH RLTY IN            COM        91359E105     796      28183    SH          DEFINED   1,2,3       28183
UNOCAL CORP                         COM        915289102    6243     101200    SH          DEFINED   1,2,3      101200
VASOGEN INC                         COM        92232F103    1385     341900    SH          DEFINED   1,2,3      341900
VENTANA MEDICAL SYSTEMS             COM        92276h106    8121     216792    SH          DEFINED   1,2,3      216792
WILLBROS GROUP INC                  COM        969199108    4905     242800    SH          DEFINED   1,2,3      242800
WRIGHT MEDICAL GROUP INC.           COM        98235T107     252      10500    SH          DEFINED   1,2,3       10500

                                               Total       182570    7066071

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